Derivative Financial Instruments - Summary of Notional Amount of Derivatives and Carrying Amount of Cash and Deposit Liabilities Designated as Hedging Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	$ 6,067,092	$ 5,621,376
Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	470,900	414,362
Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	163,689	172,324
Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Currency or interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	11	223
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	126,177	57,490
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	47,775	56,318
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	97,861	102,090
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	10,510	3,000
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Cash [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	66	71
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Equity price risk [member] | Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	965	582
Deposit liabilities - carrying amount [member] | Hedges of net investment in foreign operations [member] | Equity price risk [member] | Foreign Currency Deposit Liabilities [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	5,714	6,150
Deposit liabilities - carrying amount [member] | Hedges of net investment in foreign operations [member] | Equity price risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	18,132	16,114
Within one year [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	2,450,665	2,478,771
Within one year [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	136,985	122,337
Within one year [member] | Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	21,850	41,972
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	34,489	11,990
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	16,906	17,082
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	29,002	25,787
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	10,510	3,000
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Cash [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	66	71
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Equity price risk [member] | Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	316	171
Within one year [member] | Deposit liabilities - carrying amount [member] | Hedges of net investment in foreign operations [member] | Equity price risk [member] | Foreign Currency Deposit Liabilities [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	5,714	6,150
Within one year [member] | Deposit liabilities - carrying amount [member] | Hedges of net investment in foreign operations [member] | Equity price risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	18,132	16,114
One to 5 years [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	2,514,696	2,163,856
One to 5 years [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	268,602	244,239
One to 5 years [member] | Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	127,350	115,479
One to 5 years [member] | Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Currency or interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	11	116
One to 5 years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	62,934	33,580
One to 5 years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	23,224	33,516
One to 5 years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	54,434	61,137
One to 5 years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Equity price risk [member] | Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	649	411
Over 5 years [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	1,101,731	978,749
Over 5 years [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	65,313	47,786
Over 5 years [member] | Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	14,489	14,873
Over 5 years [member] | Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Currency or interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount		107
Over 5 years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	28,754	11,920
Over 5 years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	7,645	5,720
Over 5 years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	$ 14,425	$ 15,166